PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 102.8%
Municipal Bonds 100.4%
Alabama 3.9%
Black Belt Energy Gas District,
Revenue, Gas Project No. 7, Series C-1, (Mandatory Put Date 12/01/26)	4.000%(cc)	10/01/52	2,120	$2,119,646
Revenue, Gas Project, Series E, (Mandatory Put Date 06/01/28)	5.000(cc)	05/01/53	2,000	2,093,809
Revenue, Project No. 5, Series A-1, (Mandatory Put Date 10/01/26)	4.000(cc)	10/01/49	1,000	1,007,580
Revenue, Project No. 8, Series A, (Mandatory Put Date 12/01/29)	4.000(cc)	12/01/52	1,440	1,415,449
Revenue, Series D1, Rfdg., (Mandatory Put Date 06/01/27)	4.000(cc)	07/01/52	500	503,806

Selma Industrial Development Board, Revenue, International Paper Co. Project, Series A, Rfdg., (Mandatory Put Date 06/16/25)	1.375(cc)	05/01/34	400	386,368
Southeast Alabama Gas Supply District, Revenue, Project No. 2, Series A, (Mandatory Put Date 06/01/24)	4.000(cc)	06/01/49	1,135	1,135,789
Southeast Energy Authority, A Cooperative District, Revenue, Project No. 5, Series A	5.000	07/01/24	350	352,111
				9,014,558
Alaska 1.1%
Alaska Industrial Development & Export Authority, Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,085,542
Northern Tobacco Securitization Corp., Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/28	1,350	1,458,066
				2,543,608
Arizona 2.8%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B	4.970(cc)	01/01/37	2,500	2,299,887
Arizona Industrial Development Authority, Revenue, Phoenix Children’s Hospital Project, Series A	5.000	02/01/27	325	347,373
Chandler Industrial Development Authority, Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000(cc)	06/01/49	1,190	1,192,618
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	105	105,057

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Maricopa County Industrial Development Authority,
Revenue, Horizon Community Learning Center Project, Rfdg.	4.000%	07/01/26	980	$967,044
Revenue, Reid Traditional Schools Project	4.000	07/01/26	310	309,492

Salt Verde Finance Corp., Revenue, National Gas Utility, Senior Lien	5.250	12/01/26	1,275	1,319,461
				6,540,932
California 4.3%
California Community Choice Financing Authority, Revenue, Green Bond Project, Series B-2, (Mandatory Put Date 08/01/31)	4.320(cc)	02/01/52	1,000	893,656
California Infrastructure & Economic Development Bank,
Revenue, J. Paul Getty Trust, Series B-1, Rfdg.	0.390(cc)	10/01/47	1,000	1,000,000
Revenue, Sustainability Bond Academy of Sciences, Series B, Rfdg., (Mandatory Put Date 08/01/24)	4.220(cc)	08/01/47	2,500	2,503,980
California Municipal Finance Authority,
Revenue, American Heritage Foundation, Series A, Rfdg.	4.000	06/01/26	195	193,270
Revenue, Chevron USA Recovery Zone Bonds, Series A, FRDD	3.700(cc)	11/01/35	2,200	2,200,000
California Pollution Control Financing Authority,
Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22^(d)	250	40,000
Revenue, Waste Management, Inc. Project, Series A, (Mandatory Put Date 05/01/24)	2.500(cc)	11/01/38	1,000	994,741
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, Rfdg., 144A	4.000	07/01/24	270	270,047
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	315	314,446
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	175	174,528

Long Beach Bond Finance Authority, Revenue, Natural Gas, Series B	5.230(cc)	11/15/27	700	698,467
Sanger Unified School District,
Capital Projects, Rfdg., COP, AGM	5.000	06/01/52	690	691,651
Capital Projects, Rfdg., COP, AGM	5.000	06/01/52	60	60,035
				10,034,821

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado 3.9%
City & County of Denver Airport System,
Revenue, Series A, AMT, Rfdg.	5.000%	11/15/29	2,500	$2,756,627
Revenue, Sub-Series B, AMT, Rfdg.	5.000	11/15/32	1,000	1,137,082
Colorado Health Facilities Authority,
Revenue, CommonSpirit Health, Series A, Rfdg.	5.000	08/01/27	1,150	1,219,274
Revenue, CommonSpirit Health, Series A, Rfdg.	5.000	08/01/28	375	403,683
Revenue, CommonSpirit Health, Series A-2, Rfdg.	5.000	08/01/26	390	407,217
Revenue, CommonSpirit Health, Series B-1, Rfdg., (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	1,330	1,354,066
Revenue, National Jewish Health Project, Rfdg.	5.000	01/01/24	315	315,000

Regional Transportation District, Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg.	5.000	07/15/27	620	648,220
University of Colorado, University Enterprise Revenue, Green Bond Project, Series C-3B, Rfdg., (Mandatory Put Date 10/15/26)	2.000(cc)	06/01/51	780	750,699
				8,991,868
Connecticut 5.4%
Connecticut State Health & Educational Facilities Authority,
Revenue, Series 2015-A, Rfdg., (Mandatory Put Date 07/12/24)	0.375(cc)	07/01/35	1,000	980,806
Revenue, Yale University, Series A-1, Rfdg., FRDD	3.850(cc)	07/01/42	6,600	6,600,000
State of Connecticut,
Revenue, Series B	5.000	10/01/37	1,175	1,280,392
Revenue, Series B, Rfdg.	5.000	07/01/31	1,000	1,186,105
Series A, GO(hh)	5.000	01/15/34	2,000	2,465,075
				12,512,378
Delaware 0.1%
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg.	2.800	09/01/26	175	172,740
District of Columbia 1.4%
District of Columbia,
Income Tax Revenue, Series A, Rfdg.(hh)	5.000	10/01/34	1,000	1,229,837
Revenue, KIPP Project, Series B, Rfdg.	5.000	07/01/37	1,280	1,334,397

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia (cont’d.)

District of Columbia KIPP Charter School, Revenue, Project Series B, Rfdg.	5.000%	07/01/27	220	$230,972
Metropolitan Washington Airports Authority, Revenue, Series A, AMT, Rfdg.	5.000	10/01/28	520	563,230
				3,358,436
Florida 8.5%
Central Florida Expressway Authority, Revenue, Senior Lien, Rfdg.	5.000	07/01/38	1,575	1,671,136
City of Tallahassee, Revenue, Memorial Health Care, Inc. Project, Series A	5.000	12/01/25	550	562,158
County of Broward Airport System,
Revenue, Series A, AMT	5.000	10/01/26	500	513,752
Revenue, Series B, AMT, Rfdg.	5.000	10/01/27	1,000	1,060,167

County of Lee Airport, Revenue, Series A, AMT, Rfdg.	5.000	10/01/28	1,000	1,075,773
County of Pasco, Revenue, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.250	09/01/25	100	104,041
Greater Orlando Aviation Authority,
Revenue, Priority Sub-Series A, AMT	5.000	10/01/32	1,010	1,066,214
Revenue, Series A, AMT	5.000	10/01/28	3,350	3,625,348
Lakewood Ranch Stewardship District,
Special Assessment	4.250	05/01/25	200	199,728
Special Assessment	4.250	05/01/26	150	149,806
Special Assessment	4.625	05/01/27	500	501,741

Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg.	4.000	05/01/27	700	710,254
Orange County Health Facilities Authority, Revenue, Orlando Health Care Obligated Group, Series B, Rfdg.	5.000	10/01/25	2,530	2,613,978
Orlando Utilities Commission, Revenue, Series B, (Mandatory Put Date 10/01/28)	1.250(cc)	10/01/46	2,540	2,220,475
St. Johns County Housing Finance Authority, Revenue, St. John Oaks, Series A, (Mandatory put date 07/01/25)	3.550(cc)	07/01/27	1,000	1,000,077
Village Community Development District No. 06, Special Assessment, Revenue, Rfdg.	4.000	05/01/26	215	219,268
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg.	4.000	05/01/24	1,360	1,364,372

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Village Community Development District No. 07, (cont’d.)
Special Assessment, Revenue, Rfdg.	4.000%	05/01/25	830	$841,231
Special Assessment, Revenue, Rfdg.	4.000	05/01/26	250	251,912
				19,751,431
Georgia 6.3%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg., (Mandatory Put Date 08/22/24)	1.700(cc)	12/01/49	1,000	988,230
Revenue, Oglethorpe Power Corp., Series V, Rfdg., (Mandatory Put Date 02/03/25)	3.250(cc)	11/01/45	500	498,376

City of Atlanta Airport Passenger Facility Charge, Revenue, Sub-Lien, Sustainable Bonds, Series E, AMT	5.000	07/01/33	1,265	1,454,768
City of Atlanta Department of Aviation, Airport Revenue, Series B, AMT	5.000	07/01/24	340	342,999
Main Street Natural Gas, Inc.,
Revenue, Series A, (Mandatory Put Date 09/01/27)	4.000(cc)	07/01/52	1,000	1,005,847
Revenue, Series B, (Mandatory Put Date 12/02/24)	4.000(cc)	08/01/49	4,080	4,084,311
Revenue, Series C, (Mandatory Put Date 09/01/26)	4.000(cc)	03/01/50	1,890	1,894,193
Revenue, Series C, (Mandatory Put Date 12/01/28)	4.000(cc)	05/01/52	1,050	1,056,605
Municipal Electric Authority of Georgia,
Power Revenue, Series HH, Rfdg.	5.000	01/01/29	1,315	1,417,422
Revenue, Combined Cycle Project, Series A, Rfdg.	4.000	11/01/24	1,255	1,262,138
Revenue, Project No. 1, Sub-Series A, Rfdg.	5.000	01/01/26	585	608,083
				14,612,972
Idaho 0.8%
County of Nez Perce, Revenue, Potlatch Corp. Project, Rfdg.	2.750	10/01/24	1,000	984,825
Idaho Housing & Finance Association, Revenue, Series A	5.000	08/15/39	720	832,107
				1,816,932
Illinois 9.3%
Chicago O’Hare International Airport,
Revenue, Ohare International Airport, Senior Lien, Series C, AMT, Rfdg.	5.000	01/01/24	1,000	1,000,000
Revenue, Series A, AMT, Rfdg.	5.000	01/01/26	985	999,651
City of Chicago Waterworks,
Revenue, Second Lien Project	5.000	11/01/25	530	538,400

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
City of Chicago Waterworks, (cont’d.)
Revenue, Second Lien, Rfdg.	4.000%	11/01/24	280	$280,191
Revenue, Second Lien, Series B, Rfdg.	5.000	11/01/24	300	304,788
Illinois Finance Authority,
Revenue, Advocate Health Care Network, Series A-3, Rfdg.	5.000	11/01/30	910	969,332
Revenue, Advocate Health Care Project, Series A-1, Rfdg.	4.000	11/01/30	830	852,651

Illinois State Toll Highway Authority, Revenue, Senior Series A, Rfdg.(hh)	5.000	01/01/33	500	601,281
Railsplitter Tobacco Settlement Authority,
Revenue, (Escrowed to Maturity Date 06/01/24)(ee)	5.000	06/01/24	315	317,260
Revenue, (Escrowed to Maturity Date 06/01/25)(ee)	5.000	06/01/25	160	163,809
Revenue, (Escrowed to Maturity Date 06/01/26)(ee)	5.000	06/01/26	2,625	2,755,184
Revenue, (Pre-Refunded Date 06/01/26)(ee)	5.000	06/01/28	375	395,228
Sales Tax Securitization Corp.,
Revenue, Senior Lien, Series C, Rfdg.	5.000	01/01/38	1,000	1,087,315
Revenue, Senior Series D	5.000	01/01/35	600	692,568
State of Illinois,
Revenue, Build Illinois Bonds, Junior Obligation, Rfdg.	5.000	06/15/24	705	706,040
Revenue, Build Illinois Bonds, Junior Obligation, Series C, Rfdg.	5.000	06/15/26	1,935	2,023,306
Revenue, Junior Series D, BAM, Rfdg.	5.000	06/15/25	1,325	1,363,219
Series A, GO	5.000	11/01/25	1,500	1,544,990
Series B, GO	5.000	10/01/29	1,245	1,380,848
Series B, GO	5.000	05/01/31	1,490	1,686,449
Series C, GO, Rfdg.	4.000	03/01/24	75	75,076
Series D, GO, Rfdg.	5.000	07/01/24	1,040	1,047,585
Series D, GO, Rfdg.	5.000	07/01/36	775	864,717
				21,649,888
Indiana 2.2%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg.	3.050	06/01/25	500	499,476
Indiana Finance Authority,
Revenue, First Lien, CWA Authority Project, Series 2024 A, Rfdg.(hh)	5.000	10/01/41	1,500	1,643,599
Revenue, Indiana University Health, Inc., Series A, Rfdg.	5.000	12/01/25	1,305	1,359,326

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Indiana (cont’d.)
Indiana Finance Authority, (cont’d.)
Revenue, Indiana University Health, Series B-1, (Mandatory put date 07/01/28)	5.000%(cc)	10/01/62	745	$810,092
Revenue, Power & Light Co. Project, Series A, Rfdg.	1.400	08/01/29	1,000	891,863
				5,204,356
Kentucky 2.1%
County of Trimble, Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg., (Mandatory Put Date 09/01/27)	1.300(cc)	09/01/44	750	676,505
Kentucky Public Energy Authority,
Revenue, Gas Supply, Series B, (Mandatory Put Date 01/01/25)	4.000(cc)	01/01/49	1,560	1,561,287
Revenue, Gas Supply, Series C-1, (Mandatory Put Date 06/01/25)	4.000(cc)	12/01/49	2,725	2,739,758
				4,977,550
Louisiana 0.6%
City of New Orleans Sewerage Service, Sewer Revenue	5.000	06/01/24	200	201,657
Louisiana Public Facilities Authority, Revenue, Elementus Minerals LLC Project, (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	1,000	1,022,054
Parish of St. John the Baptist, Revenue, Marathon Oil Corp. Project, Rfdg., (Mandatory Put Date 07/01/24)	2.100(cc)	06/01/37	200	197,390
				1,421,101
Maryland 1.1%
Maryland Economic Development Corp., Revenue, Transportation Facilities Project, Series A, Rfdg.	5.000	06/01/24	350	351,892
State of Maryland,
Second Series A, Bid Group 1, GO	5.000	08/01/25	1,000	1,037,327
Second Series A, Bid Group 2, GO	5.000	08/01/31	1,000	1,142,857
				2,532,076
Massachusetts 0.3%
Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg.	5.000	07/01/29	665	730,098

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 1.0%
Michigan Finance Authority,
Revenue, Senior Series A, Class 1, Rfdg.	5.000%	06/01/24	310	$312,307
Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/32	500	561,142

Michigan Strategic Fund, Revenue, Graphic Packaging International LLC, Green Bond Recycle Project, AMT, (Mandatory Put Date 10/01/26)	4.000(cc)	10/01/61	1,500	1,484,753
				2,358,202
Minnesota 0.2%
Hennepin County Housing & Redevelopment Authority, Revenue, Talmage Oakland Project, Series A, (Mandatory Put Date 09/01/24)	4.100(cc)	09/01/25	500	500,490
Mississippi 0.4%
Mississippi Business Finance Corp.,
Pollution Control Revenue, Rfdg.	3.200	09/01/28	500	496,764
Revenue, Chevron USA, Series D, FRDD	4.150(cc)	11/01/35	500	500,000
				996,764
Missouri 0.9%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg.	5.000	02/01/35	1,010	1,010,219
Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,084,179
				2,094,398
Nebraska 0.5%
Central Plains Energy Project, Revenue, Project No. 4, Series A-1, Rfdg., (Mandatory Put Date 11/01/29)	5.000(cc)	05/01/54	1,000	1,058,531
Nevada 0.1%
County of Clark Department of Aviation, Revenue, Sub-Series B, AMT, Rfdg.	5.000	07/01/27	140	148,415

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 4.7%
New Jersey Economic Development Authority,
Revenue, American Water Co. Inc. Project, Series E, AMT, Rfdg.	0.850%	12/01/25	600	$567,927
Revenue, Series SSS, Rfdg.(hh)	5.250	06/15/39	325	380,963

New Jersey Higher Education Student Assistance Authority, Revenue, Senior Series A, Rfdg.	5.000	12/01/24	400	405,632
New Jersey Transportation Trust Fund Authority,
Revenue, Series AA, Rfdg.	5.000	06/15/24	500	504,758
Revenue, Transportation Program, Series BB	5.000	06/15/33	1,200	1,423,104
New Jersey Turnpike Authority,
Revenue, Series D-1, Rfdg.	4.520(cc)	01/01/24	1,000	1,000,000
Revenue, Series E	5.000	01/01/32	1,000	1,023,053
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg.	5.000	06/01/25	1,895	1,943,580
Revenue, Series A, Rfdg.	5.000	06/01/26	1,710	1,783,959
Revenue, Series A, Rfdg.	5.000	06/01/27	1,000	1,060,930
Revenue, Series A, Rfdg.	5.000	06/01/31	500	537,220
Revenue, Series A, Rfdg.	5.000	06/01/36	235	248,563
				10,879,689
New Mexico 0.6%
City of Farmington, Revenue, 4 Corners Project, Rfdg.	1.800	04/01/29	1,500	1,302,161
New York 8.6%
Long Island Power Authority, Revenue, Series B, Rfdg., (Mandatory Put Date 09/01/26)	1.500(cc)	09/01/51	2,000	1,885,767
Metropolitan Transportation Authority, Revenue, Series D, Rfdg.	5.000	11/15/32	1,515	1,641,359
New York City Municipal Water Finance Authority, Revenue, 2nd Generation Resolution, Fiscal 2016, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,082,249
New York City Transitional Finance Authority,
Revenue, Future Tax Secured, Fiscal 1999, Sub-Series E-1	5.000	02/01/36	1,000	1,074,004
Revenue, MultiModal Bonds, Sub-Series B	5.500	05/01/44	1,000	1,192,198
Revenue, Sub-Series A-2	5.000	08/01/38	2,505	2,695,749

New York State Dormitory Authority, Revenue, Personal Income Tax, Series A, Rfdg.	5.250	03/15/37	500	558,402

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York State Urban Development Corp.,
Revenue, Personal Income Tax, Series A, Rfdg.	5.000%	03/15/31	1,685	$1,776,282
Revenue, Personal Income Tax, Series C, Rfdg.	5.000	03/15/41	1,375	1,463,030

New York Transportation Development Corp., Revenue, JFK International Air Terminal Project, Series A, AMT, Rfdg.	5.000	12/01/25	200	204,511
Port Authority of New York & New Jersey, Revenue, Series 226, AMT, Rfdg.	5.000	10/15/27	935	995,639
Rockland County Industrial Development Agency, Revenue, Rockland Gardens Project, (Mandatory put date 05/01/25)	4.650(cc)	05/01/27	400	402,899
Triborough Bridge & Tunnel Authority, Revenue, Series A-2, Rfdg., (Mandatory Put Date 05/15/26)	2.000(cc)	05/15/45	1,000	969,966
TSASC, Inc.,
Revenue, Series A, Rfdg.	5.000	06/01/24	1,450	1,456,839
Revenue, Series A, Rfdg.	5.000	06/01/25	235	238,874

Utility Debt Securitization Authority, Revenue, Series TE1, Rfdg.	5.000	06/15/31	2,000	2,279,920
				19,917,688
North Carolina 0.5%
City of Charlotte Airport, Revenue, Series B, AMT, Rfdg.	5.000	07/01/30	1,125	1,248,468
North Dakota 0.2%
Cass County Joint Water Resource District, Series A, GO	0.480	05/01/24	555	544,954
Ohio 4.2%
Akron Bath Copley Joint Township Hospital District, Revenue, Summa Health Obligation Group, Rfdg.	5.000	11/15/27	185	194,907
American Municipal Power, Inc., Revenue, Prairie State Energy, Series A, Rfdg.	5.000	02/15/39	2,000	2,004,747
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Series A-2, Class 1, Rfdg.	5.000	06/01/28	1,425	1,541,052
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg.	4.000	02/15/29	1,200	1,200,850
Revenue, MetroHealth System, Rfdg.	5.000	02/15/25	695	702,148

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)

Lancaster Port Authority, Revenue, Natural Gas, Series A, Rfdg., (Mandatory Put Date 02/01/25)	5.000%(cc)	08/01/49	300	$303,069
Ohio Air Quality Development Authority,
Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400(cc)	12/01/38	500	444,152
Revenue, Duke Energy Corp. Project, Series A, AMT, Rfdg., (Mandatory Put Date 06/01/27)	4.250(cc)	11/01/39	2,000	2,033,100
Revenue, Ohio Valley Electric Corp. Project, Series B, (Mandatory Put Date 11/01/24)	1.375(cc)	02/01/26	750	724,892

Ohio Turnpike & Infrastructure Commission, Revenue, Junior Lien, Infrastructure Project, Series A, Rfdg.	5.000	02/15/24	650	651,583
				9,800,500
Oklahoma 0.5%
Oklahoma Development Finance Authority, Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,107,891
Pennsylvania 3.5%
Chester County Industrial Development Authority,
Revenue, Renaissance Academy Charter School, Rfdg.	3.750	10/01/24	70	69,735
Revenue, Renaissance Academy Charter School, Rfdg.	5.000	10/01/34	355	356,097

Commonwealth Financing Authority, Revenue, Tobacco Master Settlement Payment Bonds	5.000	06/01/24	255	256,600
Delaware Valley Regional Finance Authority, Revenue, Series A, AMBAC	5.500	08/01/28	695	775,174
Geisinger Authority, Revenue, Geisinger Health System Obligation Group, Series B, Rfdg., (Mandatory Put Date 02/15/27)	5.000(cc)	04/01/43	1,000	1,045,508
Pennsylvania Economic Development Financing Authority, Revenue, Waste Management Inc., Project, Series B, AMT, Rfdg., (Mandatory Put Date 11/02/26)	1.100(cc)	06/01/31	1,250	1,161,531
Pennsylvania Turnpike Commission,
Revenue, Series A-1	5.000	12/01/41	1,215	1,262,357
Revenue, Series A-2	5.000	12/01/36	1,300	1,427,669

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)

University of Pittsburgh, Commonwealth System of Higher Education, Revenue, University Capital Project Bonds, Series A	5.000%	02/15/34	1,500	$1,853,675
				8,208,346
Puerto Rico 1.3%
Commonwealth of Puerto Rico, Restructured, Series A, GO, CABS	3.877(t)	07/01/24	1,744	1,710,944
Puerto Rico Sales Tax Financing Corp.,
Revenue, Restructured, Series A-1, CABS	3.950(t)	07/01/29	1,325	1,068,271
Revenue, Series A-1, CABS	3.305(t)	07/01/24	142	139,667
				2,918,882
Rhode Island 1.0%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg.	5.000	06/01/24	1,940	1,954,460
Revenue, Series A, Rfdg.	5.000	06/01/28	240	243,952
				2,198,412
South Carolina 0.7%
Patriots Energy Group Financing Agency, Revenue, Series A-1, (Mandatory Put Date 08/01/31)	5.250(cc)	10/01/54	825	897,068
South Carolina Public Service Authority, Revenue, Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	652,319
				1,549,387
Tennessee 3.6%
Memphis-Shelby County Airport Authority, Revenue, Series A, AMT	5.000	07/01/25	500	513,194
Metropolitan Nashville Airport Authority, Revenue, Series B, AMT	5.250	07/01/34	500	565,594
Tennergy Corp.,
Gas Supply Revenue Bonds, Series A, (Mandatory Put Date 12/01/30)	5.500(cc)	10/01/53	380	403,812
Revenue, Series A, (Mandatory Put Date 09/01/28)	4.000(cc)	12/01/51	2,000	1,999,900

Tennessee Energy Acquisition Corp., Revenue, (Mandatory Put Date 11/01/25)	4.000(cc)	11/01/49	4,900	4,897,642
				8,380,142

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 8.8%
Arlington Housing Finance Corp., Revenue, MultiFamily Housing, (Mandatory Put Date 04/01/27)	4.500%(cc)	04/01/41	1,000	$1,026,480
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg.	5.000	07/15/24	500	498,960
Central Texas Regional Mobility Authority, Revenue, Sub-Series F, BANS	5.000	01/01/25	680	684,519
City of Dallas Hotel Occupancy, Tax Revenue, Rfdg.	4.000	08/15/28	1,025	1,052,612
City of Houston Combined Utility System, Revenue, First Lien, Series D, Rfdg.	5.000	11/15/34	1,000	1,010,309
City of San Antonio Electric & Gas Systems,
Revenue, Junior Lien, Rfdg., (Mandatory Put Date 12/01/27)	2.000(cc)	02/01/49	1,500	1,446,943
Revenue, Junior Lien, Series B, Rfdg.	3.000	02/01/29	1,000	1,027,333

Clear Creek Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	0.280(cc)	02/15/38	1,000	985,101
Clifton Higher Education Finance Corp., Revenue, Idea Public Schools, Series B	5.000	08/15/25	670	686,416
Denton Independent School District, Permanent School Fund Program, GO	5.000	08/15/33	700	853,672
Georgetown Independent School District, Permanent School Fund Program, Series A, GO	5.000	08/15/24	600	608,245
Harris County Cultural Education Facilities Finance Corp., Revenue, Baylor College of Medicine, Series A, Rfdg., (Mandatory Put Date 07/01/24)	4.447(cc)	11/15/46	1,000	1,000,006
Lakeside Place PFC, Revenue, Brookside Gardens Apartments, (Mandatory Put Date 11/01/25)	4.150(cc)	11/01/26	1,000	1,014,512
Lower Neches Valley Authority Industrial Development Corp., Revenue, Exxonmobil Project, FRDD	4.000(cc)	11/01/38	5,100	5,100,000
New Caney Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	1.250(cc)	02/15/50	650	643,983
North Texas Tollway Authority, Revenue, Second Tier, Series B, Rfdg.	5.000	01/01/28	415	434,140

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Texas Health Resources System, Series A, Rfdg.	5.000%	02/15/26	1,125	$1,177,351
Revenue, Trinity Terrace Project, Series A-1, Rfdg.	5.000	10/01/29	630	631,721

Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	475	496,953
				20,379,256
Utah 1.8%
County of Utah, Revenue, IHC Health Services, Inc., Series A	5.000	05/15/43	1,850	2,007,631
Salt Lake City Airport,
Revenue, Series A, AMT	5.000	07/01/26	1,160	1,208,590
Revenue, Series A, AMT	5.000	07/01/28	375	396,846
Revenue, Series A, AMT	5.000	07/01/28	580	623,240
				4,236,307
Virginia 0.4%
Virginia Small Business Financing Authority, Revenue, Elizabeth River Crossings Project, Senior Lien, AMT, Rfdg.	4.000	01/01/30	750	752,784
Wise County Industrial Development Authority, Revenue, Virginia Electric & Power Co., Series A, (Mandatory Put Date 05/31/24)	1.200(cc)	11/01/40	250	246,596
				999,380
Washington 0.8%
City of Seattle Municipal Light & Power, Revenue, Series B, Rfdg., (Mandatory Put Date 11/01/26)	4.120(cc)	05/01/45	500	486,183
Port of Seattle, Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,085,873
Washington Health Care Facilities Authority, Revenue, Overlake Hospital Medical Center, Series B, Rfdg.	5.000	07/01/28	375	385,899
				1,957,955

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
West Virginia 1.0%
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co. Amos Project, Series A, Rfdg., (Mandatory Put Date 04/01/24)	2.550%(cc)	03/01/40	1,000	$996,585
Revenue, Appalachian Power Co. Project, Series A, Rfdg., (Mandatory Put Date 12/01/25)	0.625(cc)	12/01/38	1,500	1,409,429
				2,406,014
Wisconsin 1.0%
Wisconsin Department of Transportation, Revenue, Series 1, Rfdg.(hh)	5.000	07/01/29	2,000	2,266,037

Total Municipal Bonds (cost $235,048,283)				233,324,014

	Shares
Unaffiliated Exchange-Traded Fund 2.4%
iShares National Muni Bond ETF (cost $5,343,270)	51,000	5,528,910

Total Long-Term Investments (cost $240,391,553)				238,852,924

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $181,778)(wb)		181,778	181,778

TOTAL INVESTMENTS 102.9% (cost $240,573,331)				239,034,702
Liabilities in excess of other assets (2.9)%				(6,786,825)

Net Assets 100.0%				$232,247,877

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETF—Exchange-Traded Fund
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $40,000 and 0.0% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at December 31, 2023.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).